Basis of preparation - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Profit (loss)	$ 75,789	$ 89,283	$ 184,451	$ 149,980
Profit (loss) from operating activities	19,466	87,391	143,430	143,614
Assets (liabilities)	58,020	48,359	48,359	173,797
Cash and cash equivalents	42,381	$ 101,757	101,757	$ 214,888
Borrowings	$ 50,000		$ 50,000
Borrowings, maturity	August 2022		August 2022
Capital commitments	$ 230,000		$ 230,000
Director
Statement [Line Items]
Cash flow statement forecast term period	12 months		12 months
Convertible Loan Note agreement
Statement [Line Items]
Debt instrument face amount	$ 200,000		$ 200,000
Debt instruments issued	$ 50,000		$ 50,000